SCHEDULE OF COSTS INCURRED IN OIL AND GAS PRODUCING ACTIVITIES (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Income Tax Disclosure [Abstract]
Proved	$ 1,298,326
Unaproved	106,843	303,500
Development costs
Exploration costs	$ 3,244,653